Financial risk management: Exchange rate risk (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial risk management:
Asset	$ 65,830,728	$ 60,411,211
Liability	(20,060,672)	(18,718,005)
Exchange rate risk
Financial risk management:
Asset	124,656	88,426
Liability	(7,580)	(5,578)
Net Monetary Assets	$ 117,076	$ 82,848